Interests in associates and joint ventures - Total (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments accounted for using equity method	€ 1,440	€ 98	€ 103